Share-Based Payments - Activity on Share Options (Details)	12 Months Ended
	Jun. 30, 2019 ZAR (R) shares year	Jun. 30, 2018 ZAR (R) shares
2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options granted (in shares)	0
Number of options and rights (in shares)	27,720,640
Gain realised by participants on options and rights traded during the year | R	R 484,000,000	R 164,000,000
Fair value of options and rights exercised during the year | R	R 489,000,000	R 181,000,000
SARs | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	9,847,860	12,476,697
Weighted average option price (in SA rand per share) | R	R 50.20	R 32.60
Options granted (in shares)		0
Options granted (in SA rand per share) | R		R 0.00
Options exercised or vested (in shares)	(1,564,486)	(794,351)
Options exercised (in SA rand per share) | R	R 27.50	R 24.37
Options forfeited and lapsed (in shares)	(1,570,330)	(1,834,486)
Options forfeited and lapsed (in SA rand per share) | R	R 56.29	R 52.86
Number of options and rights (in shares)	6,713,044	9,847,860
Weighted average option price (in SA rand per share) | R	R 26.45	R 50.20
Options and rights vested but not exercised (in shares)	5,692,965	5,331,335
Weighted average option price (in SA rand per share) | R	R 27.89	R 36.26
PS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	42,427,284	37,848,573
Options granted (in shares)		14,406,437
Options exercised or vested (in shares)	(20,166,093)	(3,873,467)
Options forfeited and lapsed (in shares)	(1,253,595)	(5,954,259)
Number of options and rights (in shares)	21,007,596	42,427,284
RS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	550,996	701,412
Options granted (in shares)		0
Options exercised or vested (in shares)	(550,996)	(120,000)
Options forfeited and lapsed (in shares)	0	(30,416)
Number of options and rights (in shares)	0	550,996
PS and RS | 2006 share plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Options and rights vested but not exercised (in shares)	0	0
PU | Sisonke ESOP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0	0
Options granted (in shares)	6,974,500	0
Options exercised or vested (in shares)	(107,100)	0
Options forfeited and lapsed (in shares)	(48,375)	0
Number of options and rights (in shares)	6,819,025	0
Weighted average option price (in SA rand per share) | R	R 27.16
Gain realised by participants on options and rights traded during the year | R	R 3,000,000
Remaining life (years) | year	2.5